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                                  ROPES & GRAY
                             One International Place
                        Boston, Massachusetts  02110-2624
                  WRITER'S DIRECT DIAL NUMBER:  (617) 951-7395


                                   July 30, 1997


VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

     Re:  Schroder Series Trust (File Nos. 33-65632; 811-7840)
          ----------------------------------------------------

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the undersigned has been authorized by Schroder Series Trust (the "Trust") to submit this filing in lieu of a filing under Rule 497(c) under the Act, and to certify that:

     1. (i) the definitive form of Prospectus dated July 28, 1997 describing the Investor Shares of Schroder MidCap Value Fund (the "Fund"), a series of the Trust, (ii) the definitive form of Prospectus dated July 28, 1997 describing the Advisor Shares of the Fund, and (iii) the definitive form of Statement of Additional Information dated July 28, 1997 describing the Fund do not differ from those contained in the Trust's most recent amendment to its registration statement on file with the Commission; and

     2. the text of the Trust's most recent amendment to its registration statement was filed electronically with the Commission on July 25, 1997 pursuant to Rule 485(b) under the Act.



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     No fees are required in connection with this filing.  Please contact the undersigned at (617) 951-7395 with any questions or comments regarding this matter.

                                   Very truly yours,

                                   /s/ Bridget E. McKeever
                                   Bridget E. McKeever

BEM:
Enclosures
cc:  Ms. Alexandra Poe, Esq.
     Ms. Barbara Gottlieb
     Timothy W. Diggins, Esq.
     David C. Sullivan, Esq.